Acquisitions Fair value of assets acquired and liabilities (Details) (USD $)	Dec. 31, 2011	Oct. 17, 2011	Jan. 19, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition [Line Items]
Cash	$ 791,100	$ 92,900	$ 227,900
Prepaid Expenses		178,200
In Process R&D		9,400,000
Goodwill	11,117,770	4,104,500	7,013,500	0	558,168
Accounts Payable & Accrued Liabilities		1,177,100
Deferred Tax Liability	3,774,655	3,774,700		0
Amount Due Related Party		340,400	3,000,000
Accounts Receivable			451,400
Other Current Assets			166,200
Property, Plant & Equipment	11,616,053		11,755,000	435,496
Intangibles	15,086,038		5,700,000	563,368
Other Assets	3,326,938		581,900	2,798,077
Accounts Payable			1,370,900
Other Liabilities			540,500
Mortgages Payable			$ 3,784,600